VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

(each a "Fund" and collectively the "Funds")

Supplement dated February 4, 2022

to the Funds' Class A, Class C, Class I, Class R, Class R6, Class T and Class W

Prospectus and Class P3 Prospectus, each dated September 30, 2021

(together, the "Prospectuses")

Effective December 31, 2021, Leigh Todd, CFA was added as a portfolio manager for the Funds.

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled "Portfolio Management – Portfolio Managers" in the Voya Large-Cap Growth Fund's Fund Summary is deleted in its entirety and replaced with the following.

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 08/19)
Michael Pytosh	Leigh Todd, CFA
Portfolio Manager (since 04/12)	Portfolio Manager (since 12/21)

2.The sub-section of the Prospectuses entitled "Portfolio Management – Portfolio Managers" in the Voya MidCap Opportunities Fund's Fund Summary is deleted in its entirety and replaced with the following.

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 07/05)	Portfolio Manager (since 08/19)
Michael Pytosh	Leigh Todd, CFA
Portfolio Manager (since 04/12)	Portfolio Manager (since 12/21)

3.The sub-sections of the Prospectuses entitled "Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Large-Cap Growth Fund" and "Management of the Funds – The Sub- Advisers and Portfolio Managers – Voya MidCap Opportunities Fund" are deleted in their entirety and replaced with the following:

Voya Large-Cap Growth Fund and Voya MidCap Opportunities Fund

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund.

Jeffrey Bianchi, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies. Mr. Bianchi joined Voya IM in 1994 as a quantitative analyst and later became a fundamental research analyst in 1995. He assumed assistant portfolio management duties on the large cap growth strategy in 2000 and was named a portfolio manager on the strategy in 2008. He also assumed portfolio manager responsibilities of the mid cap growth strategy in 2005.

Kristy Finnegan, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies. She is also responsible for the coverage of the technology sectors. Ms. Finnegan joined Voya IM in November 2001. Previously, Ms. Finnegan served as a portfolio manager and analyst for Voya IM's large cap value strategies. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.

Michael Pytosh, Portfolio Manager for Voya IM's large cap growth and mid cap growth strategies and Voya IM's Chief Investment Officer, Equities, joined Voya IM in 2004. Previously at Voya IM, Mr. Pytosh covered the technology sector as an analyst for Voya IM's large cap growth and mid cap growth strategies. Prior to joining Voya IM, he was president of Lincoln Equity Management, LLC and a technology analyst. Mr. Pytosh also served as a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Leigh Todd, CFA, Portfolio Manager of Voya IM's large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to joining Voya IM, Ms. Todd served as a portfolio manager and senior research analyst at Mellon. Previously, she was a portfolio manager at State Street Global Advisors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

(each a "Fund" and collectively the "Funds")

Supplement dated February 4, 2022

to the Funds' Class A, Class C, Class I, Class P3, Class R, Class R6, Class T and Class W

Statement of Additional Information, dated September 30, 2021

(the "SAI")

Effective December 31, 2021, Leigh Todd, CFA was added as a portfolio manager for the Funds.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Leigh Todd, CFA2	0	$0	0	$0	0	$0

2As of December 31, 2021.

2.The line items with respect to the Funds in the table in the sub-section of the SAI entitled "Sub- Adviser – Portfolio Management – Compensation" are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Large-Cap Growth Fund	Jeffrey Bianchi, CFA,	Russell 1000® Growth Index
Kristy Finnegan, CFA,
Michael Pytosh, and
Leigh Todd, CFA
Voya MidCap Opportunities Fund	Jeffrey Bianchi, CFA,	Russell Midcap® Growth
	Kristy Finnegan, CFA,	Index
Michael Pytosh, and
Leigh Todd, CFA

3.The respective tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management

– Ownership of Securities – Voya Large-Cap Growth Fund" and "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya MidCap Opportunities Fund" are amended to include the following, as applicable:

Portfolio Manager	Dollar Range of Fund Shares Owned
Leigh Todd, CFA1	None

1As of December 31, 2021.

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred
Compensation
Leigh Todd, CFA1	None

1As of December 31, 2021.

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